Note 20 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	December 31,
	2013	2014	2015

Current	$(478,966)	$(558,696)	$(2,071,154)
Deferred	378,908	44,782	686,892

Total	$(100,058)	$(513,914)	$(1,384,262)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2014	2015
Current deferred tax assets:
Deferred revenue - current	$594,196	$445,314
Accrued expenses and other liabilities	467,758	612,161
Net operating loss carrying forwards	4,233,246	4,718,396
Gross current deferred tax assets	5,295,200	5,775,871

Less: valuation allowance	(4,369,119)	(4,806,407)

Total current deferred tax assets	926,081	969,464

Non-current deferred tax assets
Deferred revenue- non-current	$268,393	$121,133
Net operating loss carrying forwards	10,556,749	10,984,475
Gross non-current deferred tax assets	10,825,142	11,105,608

Less: valuation allowance	(10,753,602)	(11,085,358)

Total non-current deferred tax assets	$71,540	$20,250

Current deferred tax liabilities:
Account receivable and other assets	(580,197)	(15,132)

Total current deferred tax liabilities	$(580,197)	$(15,132)

Non-current deferred tax liabilities:
Intangible assets	(546,320)	(384,883)

Total non-current deferred tax liabilities	$(546,320)	$(384,883)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended December 31,
	2013	2014	2015

Income (loss) before tax	$(8,073,832)	$(10,116,814)	$28,201,950
Income tax (benefits) expenses calculated at 25%	(2,018,458)	(2,529,204)	7,050,488
Effect of tax holiday	(266,396)	(4,125,912)	(8,139,429)
Effect of income tax rate difference in other jurisdictions	305,505	1,789,762	645,873
Non-deductible expenses.	267,748	1,425,655	2,559,649
Non-taxable income	(439,861)	(549,315)	(893,950)
Change in valuation allowance	2,251,520	4,502,928	161,631

Income tax expense	$100,058	$513,914	$1,384,262